Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

(1) Nature of Business and Basis of Presentation

Nature of Business

SAB Biotherapeutics, Inc. (“SAB” or the “Corporation”) is a clinical-stage biopharmaceutical company focused on the development and commercialization of a portfolio of products from its proprietary immunotherapy platform to produce fully targeted human polyclonal antibodies, without using human plasma or serum. SAB’s novel DiversitAb™ platform enables the rapid production of large amounts of targeted human polyclonal antibodies, leveraging transchromosomic cattle (Tc Bovine™) that have been genetically designed to produce human antibodies (immunoglobulin G) rather than bovine in response to an antigen. Animal antibodies have been made in rabbits, sheep and horses. However, SAB’s platform is the first to produce fully human antibodies in large animals.

The COVID-19 pandemic continues to evolve, and the extent to which it may impact the Corporation’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States (“U.S.”) and other countries, business closures or business disruptions, and the effectiveness of actions taken in the U.S. and other countries to contain and treat the disease. The Corporation is following, and will continue to follow, recommendations from the U.S. Centers for Disease Control and Prevention, as well as federal, state, and local governments. To date, the Corporation has not experienced material business disruptions, but it cannot be certain of the future impact of the COVID-19 pandemic on its business and condensed consolidated financial statements.

Basis of Presentation

The condensed consolidated financial statements included in this report are unaudited and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting and U.S. Securities and Exchange Commission (“SEC”) regulations. The condensed consolidated balance sheet data as of December 31, 2020 was derived from audited financial statements but does not include all disclosures required by U.S. GAAP. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, these condensed consolidated financial statements include all adjustments, which are of a normal recurring nature, necessary for a fair statement of the Corporation’s financial position as of September 30, 2021, and its results of operations, statement of changes in redeemable preferred stock and stockholders’ equity and cash flows for the nine months ended September 30, 2021 and 2020. The condensed consolidated financial statements for the nine months ended September 30, 2021 should be read in conjunction with the audited consolidated financial statements as of, and for the years ended, December 31, 2020 and 2019, included in the proxy statement/prospectus filed with the SEC on September 24, 2021. The results of operations for any interim period are not necessarily indicative of results for the full year.

(1) Nature of Business

SAB Biotherapeutics, Inc. (“SAB” or the “Corporation”) is a clinical-stage biopharmaceutical company focused on the development and commercialization of a portfolio of products from its proprietary immunotherapy platform to produce fully targeted human polyclonal antibodies, without using human plasma or serum. SAB’s novel DiversitAb™ platform enables the production of large amounts of targeted human polyclonal antibodies, leveraging transchromosomic cattle (Tc Bovine™) that have been genetically designed to produce human antibodies (immunoglobulin G) in response to an antigen. Animal antibodies have been made in rabbits, sheep and horses.

The COVID-19 pandemic continues to evolve, and the extent to which it may impact the Corporation’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. The Corporation is following, and will continue to follow, recommendations from the United States Centers for Disease Control and Prevention, as well as federal, state, and local governments. To date, the Corporation has not experienced material business disruptions, but it cannot be certain of the future impact of the COVID-19 pandemic on its business and consolidated financial statements.